A MESSAGE FROM THE VINTAGE FUNDS

Dear Shareholders,

Thank you for being part of our Vintage Funds family, as we continue our dedication to your mutual fund investment needs and to assisting education, charity and not-for-profit organizations through our V.O.I.C.E.sm (Vision for Ongoing Investment in Charity and Education)sm Program.

The past six months have been quite a ride. During this market segment we have seen much volatility and one of the more significant rallies in stock market history. For the six-month period beginning September 1, 1996 and ending February 28, 1997, the Dow Jones Industrial Average and the Standard & Poor's 500 Index surged ahead 23.64% and 22.52%, respectively. However, for the six months beginning October 1, 1996 ended March 31, 1997, the Dow Jones Industrial Average and the Standard & Poor's 500 Index gained 13.02% and 11.24%, respectively, illustrating a substantial degree of variance stemming from the market's uncertainty and sensitivity to the current economic climate.

In previous reports during the past year, we cautioned our shareholders that the financial markets were heading into "choppy waters" and that investors should prepare for occasional rough spots by maintaining a balanced portfolio of stock funds, bond funds and money market funds. Although the economy continues to grow at a controlled rate in what is evolving to be a historically extensive period of economic expansion, we expect continued turbulence ahead and believe that our earlier expressed caution remains valid today.

In regards to expanding the investment options available to you in your Vintage Fund portfolio, this has been a gratifying period for The Vintage Funds. In December, we completed the merger of The Laidlaw Covenant Fund into The
Fiduciary Value Fund and renamed the new portfolio, The Laidlaw Fund. Additionally, in February of this year, we converted The Municipal Fixed Income Fund to The First Lexington Balanced Fund.

The Laidlaw Fund invests principally in a diversified portfolio of common stocks, preferred stocks and securities convertible into common stocks of "socially conscious" companies. Mr. Jack R. Orben, Chairman of Fiduciary Counsel, Inc., manages The Laidlaw Fund. Formed in 1931, Fiduciary Counsel, Inc. is the subadviser to The Laidlaw Fund. Mr. Orben, a 1960 graduate of Tufts University, has been the Chairman of Fiduciary Counsel, Inc. since 1979, and has nearly 25 years of investment experience. To assist in the selection of socially conscious securities, Laidlaw Holdings Asset Management, Inc. has entered into an agreement to provide Fiduciary Counsel, Inc. with a recommended list of socially conscious companies, investment in which would be consistent with the socially responsible investment policy of The Laidlaw Fund.

The First Lexington Balanced Fund invests principally in a diversified portfolio of other no-load mutual funds selected from six major financial asset classes. The First Lexington Balanced Fund is managed by Dr. Gregory W. Kasten, President of Health Financial, Inc. Founded in 1984, Health Financial, Inc. is the subadviser to The First Lexington Balanced Fund. Dr. Kasten has been the President of Health Financial, Inc. since 1986. Dr. Kasten is a Certified
Financial Planner and received his MBA in finance from the University of Kentucky in 1990.

We are very proud of our relationships with Fiduciary Counsel, Inc. and Health Financial, Inc. and look forward to offering you their extensive investment experience within The Vintage Funds.

We are also very  proud of our  innovative  program,  V.O.I.C.E.sm  (Vision  for
Ongoing Investment in Charity and Education)sm by which individual and institutional customers of The Vintage Funds can cause contributions to be made to educational, charitable, religious and other philanthropic not-for-profit organizations at no cost to the shareholder or the Funds.

One of the primary focuses of the V.O.I.C.E.sm program is to support and supplement education in America by funding those not-for-profit organizations that assist our universities and colleges, especially endowments, foundations and general scholarship funds. At a time when educational budgets are consistently being reduced, it is our sincerest hope that V.O.I.C.E.sm will be just one of many ways that we can all give "a little bit of ourselves" back to our communities, their schools, colleges, universities, churches and other not-for-profit organizations. This unique fundraising program was designed and invented by Vintage Advisers, Inc. to assist not-for-profit organizations in their funding efforts. We hope that you will participate in the Program and direct us to contribute on your behalf to the not-for-profit of your choosing.

Thanks to your support of V.O.I.C.E.sm, over 60 universities and college endowments, foundations and general scholarship funds are benefiting from the Program.

In closing, we want to thank you for the opportunity to serve your investment and philanthropic interests. Your business and personal relationship is sincerely appreciated here, and we look forward to providing the highest quality of service to you for many years to come.

Respectfully Submitted,
Timothy L. Ashburn
President

INVESTMENTS-STARWOOD STRATEGIC FUND
-----------------------------------
Statement of Net Assets March 31, 1997 (Unaudited)

                                                             Number      Market
                                                           of Shares      Value

Common Stocks - 85.01%
----------------------
Aerospace/Defense - 6.81%
     Allied Signal, Inc.                                      400        $28,500
     United Technologies                                      200         15,050

Airlines - 0.91%
     Southwest Airlines Company                               264          5,841

Conglomerates - 2.58%
     Tyco International LTD                                   300         16,500

Consumer/Specialty Retail - 20.08%
     CVS Corp. Com                                            640         29,520
     G & K Services, Inc. CL A                                600         18,000
     Procter & Gamble Company                                 250         28,750
     Sealed Air Corp.                                         595         24,469
     Sears Roebuck & Company                                  550         27,638

Data Telecommunication - 1.34%
     Raytheon Company                                         190          8,574

Drugs & Health Care - 8.62%
     Johnson & Johnson                                        172          9,095
     McKesson Corp. New                                       370         23,680
     Merck & Company, Inc.                                    129         10,868
     Vivra, Inc                                               425         11,475

Financial Services -4.31%
     American International Group                             157         18,428
     Wells Fargo & Company                                     32          9,092

Food & Beverage - 4.62%
     McDonald's Corp.                                         625         29,531

Insurance - 12.55%
     American Annuity Group                                 1,675         26,172
     Equitable of Iowa Company                                550         27,500
     Frontier Insurance Group                                 610         26,535

Media - 4.63%
     Tribune Company                                          730         29,565

Oil & Natural Gas - 18.56%
     Chevron Corp.                                            420         29,242
     Exxon Corp.                                              285         30,709
     Royal Dutch Pete NY Registry                             170         29,750
     Schlumberger LTD Com                                     270         28,957
                                                                          ------
Total Common Stocks
     (Cost $518,381)                                                     543,441
                                                                         -------

Repurchase Agreements - 12.90%
------------------------------
     Star Bank  ($405,000  GNMA II GTD 8359,  01/20/24)  Purchase date 03/31/97,
      Maturity  Date  04/01/97  Amount  Payable at  Maturity  $82,511
      (Cost $82,500)                                                      82,500

Total Investments
     (Identified cost $600,881)                                          625,941

Other Assets and Liabilities, Net - 2.09%                                 13,355
-----------------------------------------                               --------

Net Assets - 100%                                                       $639,296

                                                                        ========


INVESTMENTS-THE AGGRESSIVE GROWTH FUND
--------------------------------------
Statement of Net Assets March 31, 1997 (Unaudited)


Mutual Funds - 98.11%                            Number of Shares  Market Value
---------------------                            ----------------  ------------
Alger Capital Appreciation Fund ..........                   660   $13,649
Baron Asset Fund .........................                 1,175    41,105
Fidelity Capital Trust Stock Selector #320                   456    10,940
Galaxy Small Company Equity Fund .........                 1,594    24,867
Harbor Capital Appreciation Fund .........                   223     5,795
Invesco Technology Fund ..................                   685    19,715
Janus Mercury Fund .......................                 1,109    17,252
Kaufmann Fund ............................                 7,923    41,753
Navallier Aggressive Growth Portfolio ....                 1,792    19,122
Neuberger & Berman Focus Fund ............                   182     5,648
PBHG Emerging Growth Fund ................                 1,275    24,563
PBHG Growth Fund .........................                 1,568    33,013
Robertson Stephens Value Plus Growth Fund                    819    19,326
T. Rowe Price Mid-Cap Growth Fund ........                   486    11,089
T. Rowe Price New America Growth Fund ....                   266     9,672
Tweedy Browne Global Value Fund ..........                 1,483    22,930
Warburg Pincus Emerging Growth Fund ......                   765    23,721
Wasatch Mid-Cap Fund .....................                 1,046    16,665
                                                                   -------

Total Mutual Funds
     (Cost $402,166)                                               360,825
                                                                   -------

Total Investments
     (Identified cost $402,166)                                    360,825

Other Assets and Liabilities, Net - 1.89%                            6,939
-----------------------------------------                         --------

Net Assets - 100%                                                 $367,764
                                                                  ========


INVESTMENTS-LAIDLAW FUND
------------------------
Statement of Net Assets March 31, 1997 (Unaudited)


                                               Number     Market
                                               of Shares  Value
                                               ---------  -----

Common Stocks - 96.14%
----------------------
Banks - 8.41%
     Banc One Corp                              2,750   $ 109,312
     Bank of New York                           4,000     147,000

Chemicals - 5.56%
     Air Products & Chemicals, Inc.             2,500     169,687

Computer Systems - 5.85%
     Computer Sciences Corp. ............       1,000      61,750
     Hewlett-Packard Company ............       1,000      53,250
     Sun Microsystems ...................       2,200      63,525

Data Telecommunication - 4.49%
     Lucent Technologies ................       1,000      52,750
     SBC Communications .................       1,600      84,200

Delivery Services - 3.42%
     Federal Express ....................       2,000     104,250

Drugs & Health Care - 5.19%
     Bergen Brunswig Corp. Class A ......       2,205      65,599
     Merck & Company, Inc. ..............       1,100      92,675

Electric Equipment - 2.42%
     Cooper Industries, Inc. ............       1,700      73,737

Electric - 3.20%
     Hubbel, Inc. Class B ...............       2,310      97,598

Food & Beverage - 4.60%
     CPC International ..................         700      57,400
     H. J. Heinz Company ................       2,100      82,950

Household Products - 5.88%
     Clorox Company .....................       1,000     112,125
     Rubbermaid, Inc. ...................       2,700      67,163

Information Systems - 2.62%
     Knight-Ridder ......................       2,000      79,750

Insurance - 5.58%
     Allstate Corp. .....................       1,390      82,531
     Cigna Corp. ........................         600      87,675

Investment Companies - 2.02%
     A. G. Edwards, Inc.                        2,000      61,500

Office Products - 8.55%
     Avery Dennison Corp. ...............       3,000   $ 115,500
     Bemis Company, Inc. ................       1,500      60,000
     Herman Miller, Inc. ................       1,250      85,313

Oil & Natural Gas - 10.39%
     Amoco Corp. ........................       2,000     173,250
     Apache Corp. .......................       2,300      77,050
     Pacific Enterprise .................       2,200      66,550

Other Industrial Goods & Services - 0.12%
     National Cash Register .............         100       3,525

Pharmaceutical - 5.67%
     Alza, Inc. .........................       3,000      82,500
     Pharmacia & Upjohn .................       2,465      90,281

Retail - 2.47%
     Sears Roebuck & Company ............       1,500      75,375

Steel - 3.68%
     Timken Company .....................       2,100     112,350

Transportation - 2.44%
     CSX Corp. ..........................       1,600      74,400

Utilities - 3.58%
     American Water Works, Inc. .........       5,200     109,200
                                                          -------

Total Common Stocks
     (Cost $1,882,233) ..................               2,931,721
                                                        ---------

Repurchase Agreements - 3.18%
-----------------------------
     Star Bank  ($105,000  GNMA II GTD 8359,  01/20/24)  Purchase date 03/31/97,
          Maturity  Date  04/01/97  Amount  Payable at  Maturity  $97,013
          (Cost $97,000)                                   97,000

Total Investments
     (Identified cost $1,979,233)                       3,028,721

Other Assets and Liabilities, Net - 0.68%                  20,792
-----------------------------------------                 -------

Net Assets - 100%                                      $3,049,513
                                                       ==========





INVESTMENTS-THE ASSET ALLOCATION FUND
-------------------------------------
Statement of Net Assets March 31, 1997 (Unaudited)

                                                           Number of     Market
Mutual Funds - 87.67%                                        Shares      Value
---------------------                                      ---------     -------
     Fremont Micro-Cap Fund                                     478     $  9,292
     Montgomery Small-Cap Opportunity Fund                    1,278       18,870
     Munder Index 500 Fund Class A                            4,157       76,107
     Peoples Index Fund, Inc.                                 1,477       33,654
     Seven Seas Small-Cap Fund                                3,979       68,319
     Vanguard Extended Market Portfolio                         773       19,251
     Vanguard Index Trust 500 Portfolio                       1,776      125,524
     Vanguard Index Trust Total Stock Market Portfolio        1,246       22,158
     Vanguard Index Value Portfolio                           2,486       42,092
     Vanguard Small-Cap Stock Portfolio                       1,205       23,093
     Vanguard Specialized Real Estate Index Fund              3,746       47,122
                                                                          ------


Total Mutual Funds
     (Cost $446,440)                                                     485,482
                                                                         -------

Repurchase Agreements - 9.75%
-----------------------------
     Star Bank ($60,000  GNMA II GTD 8359,  01/20/24)  Purchase  Date  03/31/97,
          Maturity Date 04/01/97 Amount Payable at Maturity $54,008
          (Cost $54,000)                                                  54,000
                                                                          ------

Total Investments
        (Identified cost $500,440)                                       539,482

Other Assets and Liabilities, Net - 2.58%                                 14,264
-----------------------------------------                                 ------


Net Assets - 100%                                                       $553,746
                                                                        ========



INVESTMENTS-THE  FIRST LEXINGTON BALANCED FUND
----------------------------------------------
Statement of Net Assets March 31, 1997 (Unaudited)

                                                          Number of       Market
                                                           Shares         Value
                                                           ------         -----
Mutual Funds - 83.52%
---------------------
     Vanguard Extended Market Portfolio                     1,580       $ 39,375
     Vanguard Index Trust 500 Portfolio                       413         29,173
     Vanguard International Growth                          1,882         31,716
     Vanguard Specialized Real Estate Index Fund            2,350         29,559
     Vanguard Total Bond Market Index                       4,700         45,217
                                                                          ------

Total Mutual Funds
     (Cost $179,500)                                                     175,040
                                                                         -------

Repurchase Agreements - 12.88%
------------------------------
     Star Bank ($30,000  GNMA II GTD 8359,  01/20/24)  Purchase  Date  03/31/97,
          Maturity Date 04/01/97 Amount Payable at Maturity $27,004
          (Cost $27,000)                                                  27,000
                                                                          ------

Total Investments
        (Identified cost $206,500)                                       202,040

Other Assets and Liabilities, Net - 3.60%                                  7,548
-----------------------------------------                                  -----


Net Assets - 100%                                                       $209,588
                                                                        ========



INVESTMENTS-THE TAX-FREE MONEY MARKET FUND
-----------------------------------------
Statement of Net Assets March 31, 1997 (Unaudited)

Municipal Bonds - 85.95%                                                             Par Value      Value (Note 2)
------------------------                                                             ---------      --------------
ALASKA-1.40%
North Slope Borough, Alaska, 7.50% 06/30/1997 Series G-AMBAC O.I.D.                  $ 100,000       $ 100,974
ALABAMA-1.42%
Dutch Healthcare Authority, Alabama Healthcare Facility Revenue, 7.875%,
     MBIA O.I.D., Pre-refunded 06/01/1997 @ 102.00                                     100,000         102,706
ARIZONA- 5.39.%
Maricopa County, Arizona State Transit Authority, Excise Tax Revenue,
     3.75%, 07/01/1997 Regal Area-AMBAC O.I.D.                                          70,000          70,040
Maricopa County, Arizona Industrial Development Authority Hospital
        Facility Revenue, 12.00%, Pre-refunded 07/01/1997 @ 100.50                      40,000          41,039
Maricopa County, Arizona Unified School District
     Number 69 Paradise Valley, AMBAC 3.85%, 07/01/1997                                100,000         100,069
Phoenix, Arizona Civic Import Corporation, 7.45%, Series A-FGIC,
     Pre-refunded 07/01/1997 @ 102.00                                                   25,000          25,647
Yuma County, Arizona Hospital District Number 001, 7.25%,
     Pre-refunded 06/30/1997 @ 101.00                                                  150,000         153,323
ARKANSAS - 1.25%
North Little Rock, Arkansas Electric Revenue, 5.40%, 07/01/1997                         40,000          40,164
     Series A-MBIA
Pulaski County, Arkansas Residential Facility, Single Family Revenue,
     6.90%, 06/01/1997 FSA ETM                                                          50,000          50,280
CALIFORNIA-1.39%
Alameda County, California Transit Authority Tax Revenue,
     4.75%, 05/01/1997 FGIC O.I.D.                                                      25,000          25,028
Rosedale, California Unified School District Revenue,
     9.00%, 06/01/1997 Series B-MBIA                                                    25,000          25,228
San Joaquin County, California, 6.40%, 05/15/1997
     BIGI-ETM, Pre-refunded  @ 102.00                                                   50,000          50,175
COLORADO - 0.35%
Colorado Springs, Colorado Utilities Revenue, 8.00%,
      Pre-refunded 05/15/1997 @ 100.00                                                  25,000          25,135
CONNECTICUT -0.69%
New Britain, Connecticut, MBIA 6.60%, 04/01/1997                                        50,000          50,000
D.C., WASHINGTON -1.83%
District Of Columbia Series B-O.I.D., 7.75%, Pre-refunded 06/01/1997 @ 101.50          100,000         102,276
District Of Columbia Series A-MBIA, 6.00%, 06/01/1997                                   30,000          30,113
FLORIDA-3.03%
Broward County, Florida, 6.90%, Pre-refunded 07/01/1997 @ 102.00                        25,000          25,703
Dade County, Florida Health Facility Revenue, 7.375%,
     Baptist Hospital MBIA, Pre-refunded 05/01/1997 @ 102.00                            25,000          25,563
Dade County, Florida Public Facility Revenue, 6.80%, 06/01/1997
     Jackson Memorial Hospital Series A-MBIA                                            40,000          40,221
Florida State Board of Education Capital Outlay, 7.75%, Series B-O.I.D.,
     Pre-refunded 06/01/1997 @ 102.00                                                   25,000          25,674
Florida State Board Of Education Capital Outlay, 7.625%, Series B-O.I.D.,
     Pre-refunded 06/01/1997 @ 102.00                                                   50,000          51,339
Indian River County, Florida School District, 6.25%, 04/01/1997 FSA ETM                 25,000          25,000
Sarasota County, Florida Utility System Revenue, 7.50%, AMBAC,
     Pre-refunded 06/01/1997 @ 102.00                                                 $ 25,000        $ 25,663
GEORGIA -2.84%
Cherokee County, Georgia School System, 7.50%,
     Pre-refunded 06/01/1997 @102.00                                                   200,000         205,299
HAWAII-0.42%
Hawaii State, 7.40%, Pre-refunded 04/01/1997 @ 101.50                                   30,000          30,450
ILLINOIS-4.57%
Berwyn, Illinois Hospital Revenue, 6.25%,
     MacNeal Memorial Hospital Association-O.I.D.,
     Pre-refunded 06/01/1997 @100.00                                                   130,000         130,588
Metropolitan Pier & Exposition Authority-AMBAC
     Illinois Dedicated State Tax Revenue, 5.00%, 06/01/1997                           200,000         200,642
INDIANA-0.69%
Northwest Allen County, Indiana Building Corporation, 4.50%, 06/01/1997                 50,000          50,073
KANSAS-0.41%
Whichita, Kansas Water & Sewer Utility Revenue, 4.60%, 04/01/1997 Series B-FGIC         30,000          30,000
KENTUCKY-3.06%
Kentucky State Turnpike Authority Toll Road Revenue, 6.20%,
     Pre-refunded 07/02/1997 @ 100.00                                                  220,000         221,480
MARYLAND -3.31%
Baltimore, Maryland CTFS Partnership 7.20%, 04/01/1997
     Municipal  Capital Projects -BIGI ETM                                              30,000          30,000
Baltimore, Maryland Revenue, 6.75%,
     Baltimore City Package System Facility Series B-FGIC
     Pre-refunded 07/01/1997 @ 102.00                                                   20,000          20,476
Maryland State Health & Higher Education Facility Authority Revenue, 7.00%,
     Howard County General Hospital O.I.D., Pre-refunded 07/01/1997 @ 102.00            35,000          35,975
Maryland State Transportation Authority Special Obligations, 4.75%, 07/01/1997
     Baltimore Washington International Airport Project- Series B-FGIC, O.I.D.          50,000          50,131
Montgomery County, Maryland Construction Public Improvement Revenue, 7.00%,
     Series A Pre-refunded 07/01/1997 @ 102.00                                         100,000         102,848
MASSACHUSETTS-1.39%
Massachusetts State Health & Education Facility Authority Revenue, 6.85%, 07/01/1997
     Newton-Wellesley Hospital Issue Series C-BIGI ETM                                 100,000         100,776
MICHIGAN-1.12%
Grand Rapids, Michigan Building Authority, 8.50%, 04/01/1997                            40,000          40,000
Jackson County, Michigan, 6.30%, Pre-refunded 04/01/1997 @ 102.00                       40,000          40,800
MISSOURI-4.16%
Missouri State Health & Education Facility Authority
     Health Facility Revenue, 6.50%, Pre-refunded 06/01/1997 @100.00
     St. Louis Children Hospital-MBIA                                                  300,000         301,350
NORTH CAROLINA-2.76%
Raleigh, North Carolina Sanitation Sewer, 6.00%, 04/01/1997                            200,000         200,000
NEBRASKA-0.49%
Municipal Energy Agency of Nebraska Power Supply System Revenue, 7.50%,
     Series A-AMBAC, O.I.D., Pre-refunded 04/01/1997 @ 102.00,                        $ 35,000        $ 35,700
NEVADA-1.38%
Nye County, Nevada School District, 7.00%, 05/01/1997, BIGI                            100,000         100,247
NEW JERSEY-1.04%
North New Jersey District Water Supply, 4.55%, 07/01/1997
     Wanaque South Project-MBIA                                                        50,000           50,117
New Jersey State Educational Facilities Authority Revenue, 5.70%, 07/01/1997
     Princeton University Series A                                                     25,000           25,129
NEW MEXICO-0.43%
Albuquerque, New Mexico Airport Service Revenue, 9.25%,
     Series A-MBIA O.I.D., Pre-refunded 07/01/1997 @ 101.50                            30,000           30,869
NEW YORK-3.03%
New York Municipal Assistance Corporation, 6.50%,
     Series 59-MBIA O.I.D., Pre-refunded 07/01/1997 @ 102.00                           100,000         102,654
Nassau County, New York, 6.10%, 05/01/1997, FGIC O.I.D.                                 30,000          30,061
Nassau County, New York, Series A-FGIC O.I.D., 7.25%,
     Pre-refunded 05/15/1997 @ 103.00                                                   25,000          25,820
New York Municipal Water Finance Authority, 6.50%,
     Water & Sewer Revenue, Refunded Balance- Series C-AMBAC O.I.D.,
      Pre-refunded 06/15/1997 @ 101.50                                                  25,000          25,572
William Floyd Unified Free School District, New York, 5.65%, 06/15/1997
     Mastics-Moriches- Shirley FGIC                                                     35,000          35,145
OHIO-1.06%
Ohio State Water Development Authority Revenue, 7.75%, Series I
     Pure Water, Pre-refunded 06/01/1997 @ 102.00                                       75,000          77,016
OKLAHOMA-5.59%
Grand River Dam Authority Oklahoma Revenue, 6.45%,
     Pre-refunded 06/01/1997 @ 102.00                                                   95,000          97,342
Grand River Dam Authority Oklahoma Revenue, O.I.D., 7.00%,
     Pre-refunded 06/01/1997 @ 102.00                                                   30,000          30,767
Grand River Dam Authority Oklahoma Revenue, BIGI O.I.D., 7.00%,
     Pre-refunded 06/01/1997 @ 102.00                                                   80,000          81,946
Grand River Dam Authority Oklahoma Revenue, O.I.D., 7.00%,
     Pre-refunded 06/01/1997 @ 102.00                                                   40,000          41,022
Grand River Dam Authority Oklahoma Revenue, FSA O.I.D., 7.00%,
     Pre-refunded 06/01/1997 @ 102.00                                                  150,000         153,847
PENNSYLVANIA-8.21%
Dauphin County, Pennsylvania General Hospital Authority, 5.00%, 07/01/1997
     Hapsco-Western Pennsylvania Hospital Project Series A-MBIA                        110,000         110,353
Harrisburg, Pennsylvania Authority Lease Revenue, 5.80%, 06/01/1997
     FSA ETM                                                                           200,000         200,755
Northeastern Pennsylvania Hospital Authority Revenue, 8.375%,
     Wilkes Barren Gen-Series B-MBIA, O.I.D., Pre-refunded 07/01/1997 @ 102.00          20,000          20,630
Pennsylvania Intergovernment Cooperative Authority Special Tax Revenue,
     5.40%, 06/15/1997, City of Philadelphia, FGIC O.I.D., ETM                     $   25,000        $ 25,084
Pennsylvania State Higher Education Facility Authority, Series D-MBIA ETM
     6.60%, 06/01/1997,                                                                25,000          25,145
Pennsylvania State Industrial Development Authority Revenue, 4.50%, 07/01/1997
     Economic Development-AMBAC                                                        25,000          25,053
Philadelphia, Pennsylvania Gas Works Revenue, 7.875%,
     Eleventh Series A-O.I.D., Pre-refunded 07/01/1997 @ 102.00                        50,000          51,497
Philadelphia, Pennsylvania School District, 4.30%, 07/01/1997
     Series A-MBIA O.I.D.                                                              35,000          35,063
Philadelphia, Pennsylvania School District, 6.25%, 07/01/1997
     Series A-AMBAC O.I.D.                                                             15,000          15,095
University Of Pittsburgh Pennsylvania Higher Education, 8.375%,
     University Capital Project-Series A-MBIA, Pre-refunded 06/01/1997 @ 102.00        25,000          25,698
Wilson, Pennsylvania Area School District, 6.00%, Series A-AMBAC
     Pre-refunded 05/15/1997 @ 100.00                                                  60,000          60,167
PUERTO RICO-2.48%
Puerto Rico Commonwealth Public Improvement Revenue, 7.25%,
     Pre-refunded 07/01/1997 @ 102.00                                                 100,000         102,845
Puerto Rico Public Building Authority Revenue, 7.875%,
     Series H-O.I.D., Public Education Health Facility
     Pre-refunded 07/01/1997 @ 102.00                                                  50,000          51,516
Puerto Rico Electric Power Authority Revenue, 6.80%, 07/01/1997
     Series M-BIGI                                                                     25,000          25,198
TENNESEE-2.20%
Metropolitan Nashville & Davidson County, Tennessee Health & Education
     Facility Revenue, Vanderbilt University 6.875%, Series A-O.I.D.,
     Pre-Refunded 07/01/1997 @ 102.00                                                 155,000         159,327
TEXAS-6.58%
Austin, Texas Electric Light & Power Waterworks & Sewer System Revenue
     O.I.D., ETM 6.25%, 04/01/1997                                                     20,000          20,000
Austin, Texas Utility System Revenue 5.50%, 04/01/1997
     Series I-FGIC O.I.D., ETM                                                        100,000         100,000
Harris County, Texas, 9.00%, 06/01/1997 ETM                                            25,000          25,228
San Antonio, Texas Water Revenue, Prior Lien, 7.50%,
     Pre-refunded 05/01/1997 @ 101.50                                                 300,000         305,727
Tarrent County, Texas Health Facility Development Corporation Hospital Revenue,
     7.25%, Pre-refunded 05/01/1997 @ 102.00
     Fort Worth Osteopathic-MBIA O.I.D.                                                25,000          25,574
UTAH-5.27%
Intermountain Power Agency Utah Power Supply, 8.625%,
     Series C-O.I.D., Pre-refunded 07/01/1997 @ 102.00                                180,000         185,832
St. George, Utah Water Revenue, 7.125%,
     Series B-FGIC, Pre-refunded 06/01/1997 @ 100.00                                  195,000         196,063
VIRGINIA-5.67%
Kanawha County, West Virginia Building Community Revenue,
     Charleston Area Medical Center Series A-MBIA O.I.D., 7.10%,
     Pre-Refunded 06/01/1997 @ 102.00                                               $ 300,000      $ 307,744
Norfolk, Virginia Development, 6.00%,
     Pre-Refunded 06/01/1997 @ 102.00                                                  50,000         51,213
Virginia State Refund, 6.40%,
     Pre-Refunded 06/01/1997 @ 102.00                                                  50,000         51,220
WASHINGTON-1.04%
Washington State Healthcare Facility Authority Revenue,
     VA Mason Medical Center-MBIA, 7.00%, 07/01/1997                                   75,000         75,615
                                                                                                      ------

Total Municipal Bonds
     (Amortized cost $6,223,144)                                                                   6,223,144
                                                                                                   ---------

Repurchase Agreements-12.02%
     Star Bank  ($960,000  GNMAII GTD 8359  01/20/24)  Purchase  date  03/31/97,
          Maturity Date 04/01/97 Amount payable at Maturity $870,120
          (Cost $870,000)                                                                           870,000
                                                                                                    -------

Total Investments
     (Amortized cost $7,093,144)                                                                  7,093,144

Other Assets and Liabilities, Net - 2.03%                                                            147,342
------------------------------------------                                                          -------

   Net Assets - 100%                                                                             $7,240,486
                                                                                                  =========

PORTFOLIO ABBREVIATIONS:

AMBAC   American Municipal Bond Assurance Corporation
ADR     American Depository Receipt
BIGI    Bond Insurance Group Issue(purchased by MBIA)
CGIC    Capital Guaranty Insurance Corporation
ETM     Escrow To Maturity
FGIC    Federal Guaranty Insurance Corporation
FSA     Federal Security Assurance
MBIA    Municipal Bond Investors Assurance
O.I.D.  Original Issue Discount




INVESTMENTS-THE TAXABLE MONEY MARKET FUND
-----------------------------------------
Statement of Net Assets March 31,1997

Commercial Paper - 24.72%                                              Par Value       Value (Note 2)
-------------------------                                              ---------       --------------
     AT & T Corporation 5.25%  6/06/1997                               $2,500,000        $2,475,938
     Disney Walt Company 5.30%  6/30/1997                               1,000,000           986,750
     Ford Motor Credit Corporation 5.30%  4/04/1997                     2,000,000         1,999,117
     General Electric Capital Corporation 5.29% 4/07/1997               1,000,000           999,119
     General Motors Credit Corporation 5.35% 5/13/1997                  1,692,000         1,681,439
     Lucent Technologies 5.26%  4/07/1997                               1,000,000           999,123
     Smith Barney 5.30%  4/11/1997                                      1,500,000         1,497,791
     United Parcel Service 5.23% 6/06/1997                              2,000,000         1,980,823
                                                                                          ---------

Total Commercial Paper
     (Amortized cost $12,620,100)                                                        12,620,100
                                                                                         ----------

U.S. Government Securities - 66.68%
-----------------------------------
     Federal Home Loan Bank 5.26%  7/14/1997                            2,000,000         1,969,562
     Federal Home Loan Bank 5.21%  7/07/1997                            2,500,000         2,464,905
     Federal Home Loan Bank 5.24%  4/17/1997                            1,500,000         1,496,507
     Federal Home Loan Bank 5.15%  5/20/1997                            2,000,000         1,985,980
     Federal Home Loan Discount Note 5.36%  8/01/1997                   2,500,000         2,454,589
     Federal Home Loan Discount Note 5.36%  8/15/1997                   2,500,000         2,449,378
     Federal Home Loan Mortgage 5.22%  5/30/1997                        2,000,000         1,982,890
     Federal Agricultural Mortgage Association 5.24%  4/04/1997         1,000,000           999,564
     Federal Farm Credit Bank 5.22%  7/01/1997                          3,000,000         2,960,415
     Federal National Mortgage Association 5.23%  4/28/1997             1,500,000         1,494,116
     Federal National Mortgage Association 5.23%  6/23/1997             1,500,000         1,481,913
     Federal National Mortgage Association 5.47%  8/28/1997             1,500,000         1,466,040
     Federal National Mortgage Association 5.26%  7/15/1997             2,000,000         1,969,317
     Federal National Mortgage Association 5.25%  7/21/1997             2,000,000         1,967,625
     Federal National Mortgage Association 5.29%  7/22/1997             2,000,000         1,967,344
     Federal National Mortgage Association 5.47%  8/27/1997             1,000,000           977,512
     Federal National Mortgage Association 5.26%  6/25/1997             4,000,000         3,950,322
                                                                                        -----------

Total U.S. Government Securities
     (Amortized cost $34,037,979)                                                        34,037,979
                                                                                         ----------

Repurchase Agreements - 8.76%
----------------------------
     Star Bank  ($4,800,000  GNMA II GTD 8359 01/20/24)  Purchase Date 03/31/97,
          Maturity Date 04/01/97 Amount payable at Maturity $4,473,621
          (Cost $4,473,000)                                                               4,473,000
                                                                                          ---------

Total Investments
     (Amortized cost $51,131,079)                                                        51,131,079

Other Assets and Liabilities, Net - (0.16%)                                                 (80,357)
-------------------------------------------                                                 --------


   Net Assets - 100%                                                                    $51,050,722
                                                                                        ===========


STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------
March 31, 1997 (Unaudited)


                                                   Starwood        Aggressive                               Asset
                                                   Strategic        Growth             Laidlaw           Allocation
                                                     Fund            Fund               Fund                 Fund
                                                     ----            ----               ----                 ----


ASSETS

     Investments, at value (Note 2) ........   $   625,941       $   360,825        $ 3,028,721         $   539,482
     Cash ..................................           485            18,845                474                  71
     Dividend receivable ...................           434               300              7,050                  --
     Interest receivable ...................            11                --                 13                   7
     Receivable from adviser (Note 3) ......         3,394             3,628              6,938               3,638
     Receivable for shares sold ............            --                --                 --                  --
     Receivable for investments sold .......            --            41,293                 --                  --
     Deferred organization costs (Note 2)...         2,691             2,691              2,692               2,692
     Prepaid expenses ......................         8,074             9,426              6,569               9,433
                                               -----------       -----------        -----------         -----------

     Total assets ..........................       641,030           437,008          3,052,457             555,323

LIABILITIES

     Dividends payable .....................            --               --                  --                 --
     Payable for shares redeemed ...........            --           67,821                  --                 --
     Accrued expenses ......................         1,734            1,423               2,944              1,577
                                               -----------      -----------         -----------        -----------

     Total liabilities......................         1,734           69,244               2,944              1,577
                                               -----------      -----------         -----------        -----------


NET ASSETS .................................   $   639,296      $   367,764         $ 3,049,513        $   553,746
                                               ===========      ===========         ===========        ===========

Net assets consist of:
     Paid-in capital .......................       618,589          432,322           1,934,075           520,659
     Undistributed net investment income ...        (9,276)          10,877              (2,980)            7,413
     Net realized gain (loss) on investments         4,923          (34,094)             68,930           (13,368)
     Net unrealized appreciation in
       value of investments.................        25,060          (41,341)          1,049,488            39,042
                                               -----------      -----------         -----------         ---------


Net assets .................................   $   639,296     $    367,764       $   3,049,513      $    553,746
                                               ===========      ===========         ===========       ===========


Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized) ..........        82,799           43,339          1,698,844             57,931

Net asset value per share, offering
     and redemption price ..................         $7.72            $8.49              $1.80              $9.56


      The accompanying notes are an integral part of these financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------
March 31, 1997 (Unaudited)

                                                        Taxable           First           Taxable         Tax-Free
                                                         Fixed         Lexington           Money           Money
                                                        Income          Balanced          Market          Market
                                                         Fund             Fund             Fund            Fund
                                                         ----             ----             ----            ----
ASSETS

     Investments, at value (Note 2) ........      $        ---          $202,040      $51,131,079        $7,093,144
     Cash ..................................             7,660               294          728,248            34,504
     Dividend receivable ...................               ---               ---              ---               ---
     Interest receivable ...................               ---                 4            2,836           137,242
     Receivable from adviser (Note 3) ......             2,509             2,556           31,231            10,649
     Receivable for shares sold ............               ---               ---          118,463             9,683
     Receivable for investments sold .......               ---               ---              ---               ---
     Deferred organization costs (Note 2)...             2,692             2,692            2,701             2,701
     Prepaid expenses ......................             3,993             4,414           12,471             5,365
                                                     ---------         ---------     ------------      ------------

     Total assets ..........................            16,854           212,000       52,027,029         7,293,288

LIABILITIES

     Dividends payable .....................              ---                ---          182,978            18,655
     Payable for shares purchased ..........              ---                ---          760,354            15,724
     Accrued expenses ......................              639              2,412           32,975            18,423
                                                  -----------        -----------     ------------       -----------

     Total liabilities .....................              639              2,412          976,307            52,802
                                                  -----------        -----------       -----------      -----------

NET ASSETS ................................      $     16,215         $  209,588      $51,050,722        $7,240,486
                                                 ============          =========       ==========         =========

Net assets consist of:
     Paid-in capital .......................           20,988            220,110       51,050,722         7,240,486
     Undistributed net investment income ...           (4,773)            (6,062)             ---               ---
     Net realized gain (loss) on investments              ---                ---              ---               ---
     Net unrealized appreciation in
         value of investments ..............              ---             (4,460)             ---               ---
                                                -------------       ------------       ----------         ---------

Net assets .................................     $     16,215         $  209,588      $51,050,722        $7,240,486
                                                  ===========          =========       ==========         =========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized) ..........           14,911             21,471       51,050,722         7,240,486

Net asset value per share, offering
     and redemption price ..................           $ 1.09             $ 9.76            $1.00             $1.00


                   The accompanying notes are an integral part of these financial statements.



STATEMENTS OF OPERATIONS
------------------------
For the Six Months Ended March 31, 1997 (Unaudited)

                                                       Starwood         Aggressive                             Asset
                                                      Strategic          Growth            Laidlaw          Allocation
                                                         Fund              Fund              Fund              Fund
                                                         ----              ----              ----              ----
INVESTMENT INCOME
Income:
     Interest ..............................        $      914        $      571       $      522        $    1,063
     Dividends .............................             2,308            21,289           18,496            17,746
                                                      --------           -------          -------           -------
          Total net income .................             3,222            21,860           19,018            18,809
                                                      --------           -------          -------           -------

EXPENSES:
     Investment adviser fees (Note 3) ......             2,276             1,863            6,769             2,078
     Transfer agent fees (Note 3) ..........               205               168              609               187
     Fund accounting fees ..................               205               168              609               187
     Printing ..............................               222               205              390               206
     Administrative service fees ...........               910               745            2,707               831
     12b-1 fees (Note 3) ...................               304               248              903               277
     Auditing fees .........................               748               748            1,777               748
     Legal fees ............................               342               342            4,826               342
     Trustee's fees ........................               558               548              747               553
     Custodian fees ........................               221               159              587               178
     Registration and filing fees ..........             7,149             6,932            5,508             6,913
     Postage ...............................               142               125              305               133
     Servicing fees ........................               455               372            1,354               415
     Amortization of organization expenses .               424               424              424               424
     Insurance .............................             1,385             1,385            1,155             1,385
     Other expenses ........................               346               179              266               177
                                                     ---------         ---------        ---------         ---------
        Total net expenses .................            15,892            14,611           28,936            15,034
                                                       -------           -------          -------           -------

Less: Expense reimbursement
     from adviser (Note 3) .................            (3,394)           (3,628)          (6,938)           (3,638)
                                                   -----------        ----------      -----------         ----------

NET INVESTMENT INCOME (LOSS) ...............            (9,276)           10,877           (2,980)            7,413
                                                       --------          -------        ---------           -------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................
     Net realized gain (loss) on investments             4,923           (34,094)          68,930           (13,368)
     Change in net unrealized
          appreciation of investments ......             5,559           (42,481)       1,049,488            22,876
                                                      --------          ---------      ----------           -------
     Net gain (loss) on investments ........            10,482           (76,575)       1,118,418             9,508
                                                       -------          ---------      ----------          --------

INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .............        $    1,206        $  (65,698)     $ 1,115,438        $   16,921
                                                      =========          ========      ==========           =======


       The accompaying notes are an integral part of these financial statements.


STATEMENTS OF OPERATIONS
------------------------
For the Six Months Ended March 31, 1997 (Unaudited)

                                                       Taxable             First          Taxable          Tax-Free
                                                        Fixed           Lexington          Money             Money
                                                       Income            Balanced         Market            Market
                                                        Fund               Fund            Fund              Fund
                                                        ----               ----            ----              ----
INVESTMENT INCOME
Income:
     Interest ..............................      $        ---       $        64       $1,365,162          $131,423
     Dividends ............................                ---               368              ---               ---
                                                    ----------         ---------        ---------      ------------
            Total net income................               ---               432        1,365,162           131,423
                                                    ----------         ---------        ---------           -------

EXPENSES:
     Investment adviser fees (Note 3) ......                23                61          130,060            17,612
     Transfer agent fees (Note 3) ..........                 3                 4            6,503               880
     Fund accounting fees ..................                 3                 4            6,503               880
     Printing ..............................                 9                10           15,644             3,198
     Administrative service fees ...........                14                23           35,116             4,755
     12b-1 fees (Note 3) ...................                 5                12           26,012             3,522
     Auditing fees .........................               196               475            8,905               596
     Legal fees ............................               325             1,845            8,717             1,106
     Trustee's fees ........................               523               501           16,437             2,543
     Custodian fees ........................                 3                 8           15,777             2,238
     Registration and filing fees ..........             4,403             4,505           14,822             9,106
     Postage ...............................                 4                42            9,976             1,545
     Servicing fees ........................                 3                18           39,018             1,482
     Amortization of organization expenses .               424               424              424               424
     Insurance .............................             1,330             1,107              848               967
     Other expenses ........................                14                11           10,401            14,622
                                                   -----------        ----------       ----------         ---------
       Total expenses ......................             7,282             9,050          345,163            65,476
                                                     ---------          --------        ---------         ---------

Less: Expense reimbursement
      from adviser (Note 3).................            (2,509)           (2,556)        (31,2321)          (10,649)
                                                  ------------          --------      -----------         ---------

NET INVESTMENT INCOME (LOSS) ...............            (4,773)           (6,062)       1,051,230            76,596
                                                     ---------          --------        ---------          --------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
     Net realized gain (loss) on investments               ---               ---              ---               32
     Change in net unrealized
      appreciation of investments ..........               ---            (4,460)             ---              ---
                                                       -------             -----        ---------    -------------
     Net gain (loss) on investments ........               ---            (4,460)             ---               32

INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .............        $   (4,773)         $(10,522)      $1,051,230        $  65,979
                                                     ==========          ========       =========         ========


     The accompanying notes are an integral part of these financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                           Starwood Strategic Fund           Aggressive Growth Fund
                                                           -----------------------           ----------------------

                                                          Six Months          Year          Six Months        Year
                                                            Ended            Ended            Ended           Ended
                                                          March 31,         Sept 30,         March 31,       Sept 30,
                                                            1997              1996             1997            1996
                                                            ----              ----             ----            ----
                                                         (Unaudited)                        (Unaudited)
INCREASE IN NET ASSETS
Operations:
     Net investment income (loss) ...................    $  (9,276)     $  (27,288)     $   10,877       $  (23,917)
     Net realized gain on investments ...............        4,923         (11,719)        (34,094)           2,530
     Change in net unrealized appreciation of investments    5,559          19,501         (42,481)           1,140
                                                          --------       ---------      ----------         --------
     Increase in net assets resulting from operations        1,206         (19,506)        (65,698)         (20,247)
Dividends and distributions to shareholders from:
     Net investment Income ..........................          ---             ---             ---              ---
     Net realized gain of investments ...............          ---             ---             ---              ---
                                                      ------------    ------------   -------------    -------------

TOTAL INCREASE (DECREASE) ...........................        1,206         (19,506)        (65,698)         (20,247)
                                                         ----------       ---------      ----------       ----------

Capital share transactions:
     Proceeds from shares sold ......................      184,020         506,045          21,437          761,506
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions          ---             ---             ---              ---
                                                      ------------     -----------     -----------        ---------
                                                           184,020         506,045          21,437          761,506

   Cost of shares redeemed ..........................      (29,388)         (5,786)       (161,497)        (168,077)
                                                          --------       ---------        --------       ----------
      Net increase in net assets resulting from
          capital share transactions ................      154,632         500,259        (140,060)         593,429
                                                           -------        --------        ---------       ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............      155,838         480,753        (205,758)         573,182

NET ASSETS:
     Beginning of period ............................      483,458           2,705         573,522              340
                                                          --------     -----------        --------     ------------
     End of period (including undistributed net
          investment income/net investment loss) ....    $ 639,296      $  483,458       $ 367,764      $   573,522
                                                           =======     ===========         =======        =========
Shares of capital stock of the Fund sold and redeemed:
     Shares sold ....................................       23,559          63,263           2,380           75,415
     Shares issued to shareholders in reinvestment
       dividends and distributions ..................          ---             ---             ---              ---
                                                      ------------   -------------    ------------         --------
                                                            23,559          63,263           2,380           75,415
     Shares redeemed ................................       (3,598)           (696)        (17,534)         (16,956)
                                                        ----------    ------------        --------       ----------

NET INCREASE (DECREASE) IN NUMBER
     OF SHARES OUTSTANDING ..........................       19,961          62,567         (15,154)          58,459
                                                          ========        ========        =========       =========


      The accompanying notes are an integral part of these financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                 Laidlaw Fund                Asset Allocation Fund
                                                                 ------------                ---------------------

                                                           Six Months       Year          Six Months            Year
                                                             Ended          Ended          Ended                Ended
                                                            March 31,       Sept 30,       March 31,          Sept 30,
                                                              1997           1996           1997                1996
                                                              ----           ----           ----                ----
                                                           (Unaudited)                   (Unaudited)
INCREASE IN NET ASSETS
Operations:
     Net investment income (loss) ...................$       (2,980)     $      (69)     $    7,413         $  (25,231)
     Net realized gain on investments ...............        68,930             ---         (13,368)           (10,586)
     Change in net unrealized appreciation of investments 1,049,488             ---          22,876             16,166
                                                         ----------     -----------        ---------          --------
     Increase in net assets resulting from operations     1,115,438             (69)         16,921            (19,651)
Dividends and distributions to shareholders from:
     Net investment income ..........................          ---              ---             ---                ---
     Net realized gain of investments ...............          ---              ---             ---                ---
                                                       -----------      -----------    ------------       ------------
TOTAL INCREASE (DECREASE) ...........................    1,115,438              (69)         16,921            (19,651)
                                                        ----------       -----------       --------          ---------

Capital share transactions:
     Proceeds from shares sold ......................    3,348,252          157,505          13,575            719,581
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions          ---              ---             ---                ---
                                                       -----------      -----------       ---------         ----------
                                                         3,348,252          157,505          13,575            719,581

Cost of shares redeemed .............................   (1,570,795)          (4,227)        (44,269)          (132,511)
                                                       -----------       ----------        --------          ---------
     Net increase in net assets resulting from
          capital share transactions ................    1,777,457          153,278         (30,694)           587,070
                                                       -----------         --------       ---------           --------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............     2,892,895          153,209         (13,773)           567,419

NET ASSETS:
     Beginning of period ............................      156,618            3,409         567,519                100
                                                      ------------      ----------         --------         -----------
     End of period (including undistributed net
          investment income/net investment loss) ....$   3,049,513       $  156,618      $  553,746          $ 567,519
                                                       ===========         ========        ========           ========
Shares of capital stock of the Fund sold and redeemed:
     Shares sold ....................................    1,938,135           80,021           1,396             75,043
     Shares issued to shareholders in reinvestment
          dividends and distributions ...............          ---              ---             ---                ---
                                                     -------------       ----------    ------------       ------------
                                                         1,938,135           80,021           1,396             75,043
     Shares redeemed ................................     (319,116)            (537)         (4,703)           (13,815)
                                                       -----------       ----------       ---------          ---------

NET INCREASE (DECREASE) IN NUMBER
     OF SHARES OUTSTANDING ..........................    1,619,019           79,484          (3,307)            61,228
                                                       ===========          =======       =========           ========


      The accompanying notes are an integral part of these financial statements.


STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                                                 Taxable Fixed                  First Lexington
                                                                 Income Fund                     Balanced Fund
                                                                 -----------                     -------------

                                                           Six Months         Year          Six Months        Year
                                                             Ended            Ended          Ended           Ended
                                                           March 31,         Sept 30,       March 31,       Sept 30,
                                                             1997              1996           1997            1996
                                                             ----              ----           ----            ----
                                                          (Unaudited)                      (Unaudited)

INCREASE IN NET ASSETS
Operations:
     Net investment income (loss) ...................   $   (4,773)      $  (26,608)    $   (6,062)      $  (26,650)
     Net realized gain on investments ...............          ---              ---            ---              ---
     Change in net unrealized appreciation of investments      ---              ---         (4,460)             ---
                                                       -----------     ------------     ----------          -------
     Increase in net assets resulting from operations       (4,773)         (26,608)       (10,522)         (26,650)
Dividends and distributions to shareholders from:
     Net investment income ..........................          ---              ---            ---              ---
     Net realized gain of investments ...............          ---              ---            ---              ---
                                                      ------------     ------------   ------------      -----------

TOTAL INCREASE (DECREASE) ...........................       (4,773)        (26,608)        (10,522)         (26,650)
                                                         ---------        ---------       --------         ---------

Capital share transactions:
     Proceeds from shares sold ......................       12,000          43,317         222,844           82,312
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions          ---             ---             ---              ---
                                                       -----------    ------------   -------------       ----------
                                                            12,000          43,317         222,844           82,312

 Cost of shares redeemed ............................          ---          (7,821)        (11,722)         (46,774)
                                                        ----------      ----------      ----------         --------
     Net increase in net assets resulting from
          capital share transactions ................       12,000          35,496         211,122           35,538
                                                          --------        --------        --------         --------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............        7,227           8,888         200,600            8,888

NET ASSETS:
     Beginning of period ............................        8,988             100           8,988              100
                                                          --------      ----------        --------        ---------
     End of period (including undistributed net
           investment income/net investment loss) ...    $  16,215      $    8,988      $  209,588      $     8,988
                                                           =======       =========        ========         ========
Shares of capital stock of the Fund sold and redeemed:
     Shares sold ....................................       11,008           5,117          36,988           13,427
     Shares issued to shareholders in reinvestment
          dividends and distributions ...............          ---             ---             ---              ---
                                                       -----------    ------------    ------------      -----------
                                                            11,008           5,117          36,988           13,427
     Shares redeemed ................................          ---          (1,224)        (23,444)          (5,510)
                                                       -----------       ----------       --------        ---------

NET INCREASE (DECREASE) IN NUMBER
     OF SHARES OUTSTANDING ..........................       11,008           3,893          13,544            7,917
                                                           =======       =========        ========         ========


     The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                 Taxable Money                   Tax-Free Money
                                                                  Market Fund                      Market Fund
                                                                  -----------                      -----------

                                                           Six Months          Year          Six Months       Year
                                                             Ended            Ended            Ended         Ended
                                                            March 31,         Sept 30,       March 31,      Sept 30,
                                                              1997             1996            1997           1996
                                                              ----             ----            ----           ----
                                                           (Unaudited)                      (Unaudited)
INCREASE IN NET ASSETS
Operations:
     Net investment income (loss) ...................$   1,051,230       $ 1,626,449       $      76,596    $   129,693
     Net realized gain on investments ...............          ---               ---                  32           (225)
     Change in net unrealized appreciation of investments      ---               ---                 ---            ---
                                                        ----------       -----------          ----------      ---------
     Increase in net assets resulting from operations    1,051,230         1,626,449              76,628        129,468
Dividends and distributions to shareholders from:
     Net investment income ..........................   (1,051,230)       (1,626,449)            (76,628)      (129,693)
     Net realized gain of investments ...............          ---               ---                 ---            ---
                                                     -------------      ------------           ---------     ----------

TOTAL INCREASE (DECREASE)............................          ---               ---                 ---           (225)
                                                     -------------      ------------           ---------     ----------

Capital share transactions:
     Proceeds from shares sold ......................   81,371,824       159,908,254           6,272,391     19,344,229
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions    1,023,245         1,471,593              69,040        118,174
                                                    --------------    --------------        ------------     ----------
                                                        82,395,069       161,379,847           6,341,431     19,462,403

   Cost of shares redeemed ..........................  (81,888,858)     (112,065,721)         (6,435,055)   (12,128,168)
                                                       -----------      ------------          ----------    ------------
      Net increase in net assets resulting from
          capital share transactions ................      506,211        49,314,126             (93,624)     7,334,235
                                                     -------------     -------------        ------------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............      506,211        49,314,126             (93,624)     7,334,010

NET ASSETS:
     Beginning of period ............................   50,544,511         1,230,385           7,334,110            100
                                                      ------------     -------------        ------------   ------------
     End of period (including undistributed net
            investment income/net investment loss) ..$  51,050,722   $    50,544,511      $    7,240,486     $7,334,110
                                                      ============      ============        ============     ==========
Shares of capital stock of the Fund sold and redeemed:
     Shares sold ....................................   81,371,824       159,908,254           6,272,165     19,344,229
     Shares issued to shareholders in reinvestment
          dividends and distributions ...............    1,023,245         1,471,593              69,040        118,174
                                                     -------------    --------------       -------------     ----------
                                                        82,395,069       161,379,847           6,341,205     19,462,403
Shares redeemed .....................................  (81,888,858)     (112,065,721)         (6,435,054)   (12,128,168)
                                                       ------------     ------------          ----------   ------------

NET INCREASE (DECREASE) IN NUMBER
     OF SHARES OUTSTANDING ..........................      506,211        49,314,126             (93,849)     7,334,235
                                                     =============      ============      ==============     ==========

                   The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS
--------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                    Starwood      Starwood     Starwood     Aggressive   Aggressive   Aggressive
                                    Strategic    Strategic    Strategic      Growth       Growth      Growth
                                      Fund         Fund         Fund          Fund         Fund       Fund
                                      ----         ----         ----          ----         ----       ----
                                     1997(a)      1996(b)      1995(c)       1997(a)      1996(b)     1995(c)
                                   (Unaudited)                             (Unaudited)
PER SHARE OPERATING
     PERFORMANCE
Net asset value, beginning ....      $ 7.69       $10.00       $10.00        $ 9.80       $10.00       $10.00
Income from investment
     Operations:
     Net investment income ....       (0.11)       (3.23)       0.00           0.22        (0.24)        0.00
     Net realized and unrealized
          gain (loss) on investments   0.14         0.92        0.00          (1.53)        0.04         0.00
                                      -----        -----       -----         ------        -----        -----
Total from investment income ..       (0.03)       (2.31)       0.00          (1.31)       (0.20)        0.00
Less  distributions:
     Dividends from net
          investment income ...        0.00         0.00        0.00           0.00         0.00         0.00
                                      -----        -----       -----          -----        -----        -----
Total from distributions ......        0.00         0.00        0.00           0.00         0.00         0.00
                                      -----        -----       -----          -----        -----        -----

Net asset value at end of period     $ 7.72       $ 7.69      $10.00         $ 8.49       $ 9.80       $10.00
                                      =====        =====       =====          =====        =====       ======

TOTAL RETURN (%) (h)..............    (0.78)(d)    (3.97)(e)(d)  (f)         (26.81)(d)    (2.72)(g)(d)  (f)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period       639,296      483,458      2,705          367,764     573,522        340

     Ratio of expenses to
          average net assets ..        4.55%       15.99%       0.00%          5.10%        9.74%        0.00%

     Ratio of expenses (after
          reimbursement) to
          average net assets ..        3.58%       15.25%       0.00%          3.83%        9.01%        0.00%

     Ratio of net investment
          income to average net assets(3.63%)     (14.42%)      0.00%          2.53%       (8.07%)       0.00%

     Ratio of net investment
          income (after reimbursement)
          to average net assets       (2.65%)     (13.68%)      0.00%          3.80%       (7.33%)       0.00%

     Portfolio turnover........      164.00%      169.83%       0.00%         25.02%       51.44%        0.00%

     Average commission rate paid    $ 0.0600     $ 0.0600     $ ----        $ 0.0000     $ 0.0000     $ ----

(a)  For the Six Months Ended March 31, 1997.
(b)  For the Year-Ended September 30,1996.
(c)  For the Period June 2,1995(commencement of operations) to September 30,
     1995.
(d)  Annualized Return.
(e) For the period April 4, 1996(commencement of investment in accordance with objective) to September 30, 1996.
(f)  Investment in accordance with objective had not commenced at this time.
(g) For the period March 13, 1996 (commencement of investment in accordance with objective) to September 30, 1996.
(h) Total return would have been lower had certain expenses not been reduced during the periods shown (see Note 3).


FINANCIAL HIGHLIGHTS
--------------------


The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                 Laidlaw       Laidlaw        Laidlaw        Laidlaw          Laidlaw
                                   Laidlaw       Covenant      Covenant      Covenant       Covenant          Covenant
                                     Fund          Fund          Fund         Fund            Fund             Fund
                                     ----          ----          ----         ----            ----             ----
                                   1997(a)(b)      1996(c)(h)   1995(d)(h)   1994(d)(h)      1993(d)(h)       1992(e)(h)
                                   (Unaudited)
PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ....      $ 1.77       $1.78        $1.54         $1.54           $1.49            $1.42
Income from investment
     Operations:
     Net investment income ....        0.00        0.00         0.00          0.00            0.00             0.01
     Net realized and unrealized
          gain (loss) on investments   0.13        0.08         0.45          0.04            0.06             0.12
                                      -----        -----        -----         -----           -----            -----
Total from investment  income .        0.13        0.08         0.45          0.04            0.06             0.13
Less distributions:
     Net investment income             0.00        0.00         0.00          0.00            0.00            (0.01)
     Net realized gains    ....       (0.10)      (0.09)       (0.21)        (0.04)          (0.01)           (0.05)
                                      -----       -------     -------         -----           -----           -----
Total from distributions ......       (0.10)      (0.09)       (0.21)        (0.04)          (0.01)           (0.06)
                                      -----       -------     -------         -----           -----           -----

Net asset value at end of period     $ 1.80      $ 1.77        $1.78         $1.54           $1.54            $1.49
                                      =====       ======        =====         =====           =====           =====

TOTAL RETURN (%)(g)..............     13.33(f)      6.19(f)     29.59(f)      2.86(f)        4.06(f)        11.20(f)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period       3,049,513    3,313,000   4,497,000     4,381,000        4,996,000       4,284,000

     Ratio of expenses to
          average net assets ..        2.31%        4.81%        4.57%         5.20%           5.80%           7.09%

     Ratio of expenses (after
          reimbursement)  to
          average net assets ..        1.76%        2.44%        2.50%         2.50%           2.50%           2.50%

     Ratio of net investment
          income to average net assets(0.79%)      (2.09%)      (2.10%)       (2.57%)         (3.16%)         (3.90%)

     Ratio of net investment
          income (after reimbursement)
          to average net assets       (0.24%)       0.28%        0.02%         0.11%           0.16%           0.69%

     Portfolio turnover .......       49.62%        5.92%       61.00%        73.00%         107.00%         128.00%

     Average commission rate paid    $ 0.0600     $ 0.0100     $ 0.0000      $ 0.0000        $ 0.0000        $ 0.0000

(a)  For the Six Months Ended March 31, 1997.
(b)  The name of the fund was changed during the period (see Note 5).
(c)  For the Nine Months Ended September 30, 1996.
(d)  For the Year Ended.
(e) For the period March 3, 1992 (commencement of operations) to December 31, 1992.
(f)  Annualized Return.
(g) Total return would have been lower had certain expenses not been reduced during the periods shown (see Note 3).
(h)  Per share data adjusted for share conversion 8.41 to 1.


FINANCIAL HIGHLIGHTS
--------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                             Taxable     Taxable       Taxable
                                      Asset        Asset         Asset        Fixed       Fixed         Fixed
                                    Allocation   Allocation    Allocation    Income      Income        Income
                                      Fund         Fund          Fund         Fund        Fund           Fund
                                      ----         ----          ----         ----        ----           ----
                                     1997(a)      1996(b)        1995(c)      1997(a)    1996(b)        1995(c)
                                   (Unaudited)                             (Unaudited)
PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ....       $ 9.27       $10.00        $10.00      $ 2.30       $10.00       $10.00
Income from investment
     Operations:
     Net investment income ....         0.13        (0.93)         0.00       (1.21)       (7.70)        0.00
     Net realized and unrealized
          gain (loss) on investments    0.16         0.20          0.00        0.00         0.00         0.00
                                       -----        -----         -----       -------      -----        -----
Total from investment  income .         0.29        (0.73)         0.00       (1.21)       (7.70)        0.00
Less distributions:
     Dividends from net
          investment income ...         0.00         0.00          0.00        0.00         0.00         0.00
                                       -----        -----         -----       -----        -----        -----
Total from distributions ......         0.00         0.00          0.00        0.00         0.00         0.00
                                       -----        -----         -----       -----        -----        -----

Net asset value at end of period      $ 9.56       $ 9.27        $10.00       $ 109       $ 2.30       $10.00
                                      ======       ======        ======       =====       ======       ======

TOTAL RETURN (%) ..............         6.27(d)    (1.16)(e)(d)    (f)         (f)          (f)           (f)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period       13,706         567,519        100       16,215       8,988          100

     Ratio of expenses to
          average net assets ..      139.54%        9.61%         0.00%      113.98%      197.93%       0.00%

     Ratio of expenses (after
          reimbursement)  to
          average net assets ..      139.54%        8.87%         0.00%       74.71%      197.21%       0.00%

     Ratio of net investment
          income to average net assets 0.00%       (8.36%)        0.00%     (113.98%)    (197.67%)      0.00%

     Ratio of net investment
          income (after reimbursement)
          to average net assets        0.00%       (7.61%)        0.00%      (74.71%)    (195.96%)      0.00%

     Portfolio turnover .......        0.00%      123.14%         0.00%        0.00%        0.00%       0.00%

     Average commission rate paid    $ 0.0000     $ 0.0000      $ ----       $ 0.0000     $ 0.0000     $ ----

(a)  For the Six Months Ended March 31, 1997.
(b)  For the Year-Ended September 30,1996.
(c)  For the Period June 2, 1995 (commencement of operations) to September 30, 1995.
(d)  Annualized Return.
(e)  For the period March 13, 1996 (commencement of investment in accordance with objective) to September 30,
     1996.
(f)  Investment in accordance with objective had not commenced at this time.
(g)  Total return would have been lower had certain expenses not been reduced during the periods shown (see Note 3).


FINANCIAL HIGHLIGHTS
--------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                      First      Municipal     Municipal     Taxable     Taxable       Taxable
                                    Lexington     Fixed         Fixed         Money       Money         Money
                                     Balanced     Income        Income        Market      Market        Market
                                      Fund         Fund          Fund          Fund        Fund          Fund
                                      ----         ----          ----          ----        ----          ----
                                    1997(a)(b)    1996(c)      1995(d)        1997(a)     1996(c)        1995(d)
                                   (Unaudited)                              (Unaudited)
PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ....      $22.60(e)     $10.00       $10.00         1.00       $ 1.00       $ 1.00
Income from investment
     Operations:
     Net investment income ....      (12.64)        (8.87)        0.00         0.02         0.04         0.002
     Net realized and unrealized
          gain (loss) on investments  (0.20)         0.00         0.00         0.00         0.00         0.000
                                      -----         -----       ------        -----        -----         -----
Total from investment  income .      (12.84)        (8.87)        0.00         0.02         0.04         0.002
Less distributions:
     Dividends from net
          investment income ...        0.00          0.00         0.00        (0.02)       (0.04)       (0.002)
                                    -------        ------      -------       -------      -------       -------
Total from distributions ......        0.00          0.00         0.00        (0.02)       (0.04)       (0.002)
                                    -------        ------      -------       -------      -------       -------


Net asset value at end of period     $ 9.76         $1.13       $10.00       $ 1.00       $ 1.00        $ 1.00
                                      =====         =====        =====        =====        =====         =====

TOTAL RETURN (%)(g)..............     (2.30)(f)       (h)         (h)          4.37(i)      4.13(i)       0.20(i)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period        209,588       8,988         100        51,050,722   50,544,511     1,230,385

     Ratio of expenses to
          average net assets ..       35.63%(j)    181.72%       0.00%         1.14%        1.25%        12.82%

     Ratio of expenses (after
          reimbursement)  to
          average net assets ..       30.63%(j)    181.01%       0.00%         1.03%        1.16%         0.47%

     Ratio of net investment
          income to average net assets (33.59%)   (181.58%)      0.00%         3.36%        4.12%       (11.94%)

     Ratio of net investment
          income (after reimbursement)
          to average net assets        (28.60%)   (180.86%)      0.00%         3.46%        4.21%         0.65%

     Portfolio turnover .......          0.00%       0.00%       0.00%         0.00%        0.00%         0.00%

     Average commission rate paid      $ 0.0000    $ 0.0000      $ ---       $ 0.0000     $ 0.0000       $ ----

(a)  For the Six Months Ended March 31, 1997.
(b)  The name of the fund was changed during the period (see Note 5).
(c)  For the Year Ended September 30, 1996.
(d)  For the Period June 2, 1995 (commencement of operations) to September 30, 1995.
(e)  Beginning balance adjusted for reverse stock split (see Note 5).
(f)  For the period March 13, 1997 (commencement of investment in accordance with objective)
     to March 31, 1997.
(g)  Total return would have been lower had certain expenses not been reduced during the periods shown (see Note 3).
(h)  Investment in accordance with objective had not commenced at this time.
(i)  Annualized Return.
(j)  Prior to March 13, 1997, the Fund was not open for investment, thus distorting the expense ratio for the semi-annual period.  For the period March 13, 1997 to March 31, 1997, expense ratio was 1.00%.


FINANCIAL HIGHLIGHTS
--------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                     Tax-Free         Tax-Free         Tax-Free
                                      Money            Money            Money
                                      Market           Market           Market
                                       Fund             Fund             Fund
                                       ----             ----             ----
                                       1997(a)          1996(b)          1995(c)
PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ....        $ 1.00          $ 1.00            $ 1.00
Income from investment
     Operations:
     Net investment income ....          0.01            0.02              0.00
     Net realized and unrealized
          gain (loss) on investments     0.00            0.00              0.00
                                         ----            ----              ----
Total from investment income ....        0.01            0.02              0.00
Less distributions;
     Dividends from net
          investment income .....       (0.01)          (0.02)            (0.002)
                                        -----           -----             ------
Total from distributions ........       (0.01)          (0.02)            (0.002)
                                        -----           -----             ------
Net asset value at end of period       $ 1.00          $ 1.00             $ 1.00
                                       ======          ======             ======

TOTAL RETURN (%)(f).............         2.35(d)         1.96(d)            (e)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period        7,240,486         7,334,110           100

     Ratio of expenses to
          average net assets ....        1.60%           1.82%             0.00%

     Ratio of expenses (after
          reimbursement) to
          average net assets ....        1.34%           1.62%             0.00%

     Ratio of net investment
          income to average net assets   1.61%           2.09%             0.00%

     Ratio of net investment
          income (after reimbursement)
          to average net assets          1.87%           2.29%             0.00%

     Portfolio turnover ........         0.00%           0.00%             0.00%

     Average commission rate paid       $0.0000         $0.0000            $---



(a)  For the Six Months Ended March 31, 1997.
(b)  For the Year Ended September 30, 1996.
(c)  For the Period June 2, 1995 (commencement of operations) to September 30, 1995.
(d)  Annualized Return.
(e)  Investment in accordance with objective had not commenced at this time.
(f)  Total return would have been lower had certain expenses not been reduced during the periods shown (see Note 3).

NOTES TO FINANCIAL STATEMENTS
-----------------------------

Note 1 - General

The Vintage Funds (the "Trust") was organized as an Indiana business trust on February 1, 1995 and became registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, effective June 2, 1995. The Trust is a Series composed of eight no-load funds (the "Portfolios") including The Starwood Strategic Fund, The Aggressive Growth Fund, The Laidlaw Fund, The Asset Allocation Fund, The Taxable Fixed Income Fund, The First Lexington Balanced Fund, The Taxable Money Market Fund and The Tax-Free Money Market Fund.

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

         A)  Security Valuations

Investments in The Taxable Money Market Fund and The Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Portfolio securities are valued using the current market valuations: either the last reported sales price, or in the case of securities for which there is no reported last sale, the mean of the closing bid and asked prices. Bid price is used when no ask price is available. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

         B) Securities Transactions

Securities transactions are recorded on a trade date-plus-one basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

         C)  Dividends and Distributions to Shareholders

Dividends, if any, from net investment income for The Starwood Strategic Fund, The Aggressive Growth Fund, The Laidlaw Fund, The Asset Allocation Fund and The First Lexington Balanced Fund are paid quarterly.

Dividends, if any, from net investment income for The Taxable Fixed Income Fund are paid monthly.

Dividends, if any, from net investment income for The Taxable and The Tax-Free Money Market Funds are paid on a daily basis.

Net realized long term capital gains, are paid at least annually. However, to the extent that net realized gains of the Portfolios can be reduced by any capital loss carry-overs from the Portfolio, such gains will not be distributed. Dividend distributions are recorded on the ex-dividend date.

         D)  Federal  Income Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.


         E)  Expenses

Direct expenses of each Portfolio are charged to the applicable Portfolio. Indirect or general expenses of the Portfolios are allocated to the Portfolios either on the basis of their relative net assets, special needs of each Portfolio, or as is deemed appropriate.

Organizational costs and initial registration fees represent costs incurred in connection with the organization, registration and the initial public offering of the shares of the Trust and its' Portfolios. Organizational costs and initial registration fees are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholders (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs and initial registration fees being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs and initial registration fees. Organizational costs and initial registration fees incurred were allocated accordingly to each of the eight portfolios prior to the commencement of operations. At March 31, 1997, the unamortized balance in each portfolio were as follows:

Portfolio                    Unamortized Balance     Portfolio                 Unamortized Balance
---------                    -------------------     ---------                 -------------------
Starwood Strategic               $2,692.00           Aggressive Growth              2,692.00
Laidlaw                           2,692.00           Asset Allocation               2,692.00
Taxable Fixed Income              2,692.00           First Lexington Balanced       2,692.00
Taxable Money Market              2,701.00           Tax-Free Money Market          2,701.00

         F) Estimates

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         G) Repurchase Agreement

Under the terms of a typical repurchase agreement, a Portfolio writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Portfolio also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specific date and price, thereby determining the yield during the Portfolio's holding period. This arrangement will result in a fixed-rate of return not subject to the market's fluctuation during the holding period indicated in the contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the event of a default by the counterparty, a Portfolio has the right to use the collateral to offset any losses incurred.

         H) Investments

Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.


Note 3 - Agreements and Other Transactions with Affiliates

The Trust  has  entered  into an  Investment  Advisory  Agreement  with  Vintage
Advisers, Inc. (the "Adviser"). In turn, the Adviser has entered into an Investment Sub-Advisory Agreement with Starwood, Fiduciary Counsel, Inc., and Health Financial, Inc. The Trust has entered into an Administration Agreement with Unified Advisers, Inc. ("Unified") and a Distribution Agreement with Unified Management Corporation ( the "Distributor").

As Investment Adviser, the Adviser supervises and assists in the management of the Trust, pursuant to the terms of the Investment Advisory Agreement.

The Adviser provides investment advisory services for which each Portfolio pays on a monthly basis, an annual fee as follows:

                        % of Average Net                                      % of Average Net
Portfolio            Assets of the Portfolio         Portfolio              Assets of the Portfolio
---------            -----------------------         ---------              -----------------------
Starwood Strategic            .75%                   Aggressive Growth              .75%
Laidlaw                       .75%                   Asset Allocation               .75%
Taxable Fixed Income          .50%                   First Lexington Balanced       .50%
Taxable Money Market          .50%                   Tax-Free Money Market          .50%

The Adviser has engaged Starwood Corporation to serve as sub-adviser to The Starwood Strategic Fund, Fiduciary Counsel, Inc. to serve as sub-adviser to The Laidlaw Fund, The Taxable Fixed Income Fund, The Taxable Money Market Fund, and The Tax-Free Money Market Fund, and Health Financial, Inc. to serve as sub-adviser to The First Lexington Balanced Fund. Each sub-adviser receives annual investment management fees, which are not paid directly by the Portfolios.

As  Sub-Adviser,  Starwood  Corporation,  Fiduciary  Counsel,  Inc.,  and Health
Financial, Inc. is entitled to an annual fee, paid by the Adviser, for its services in managing the Funds. The fees are payable monthly, at the following rates for each Portfolio respectively:

Name of Fund                                         Fee (Percentage of Assets of Portfolio)
------------                                         ---------------------------------------
The Starwood Strategic Fund                          0.35% of net assets up to $250 million;
                                                     0.30% of next $250 million of net assets;
                                                     0.25% of net assets in excess of $500 million

The Laidlaw Fund                                     0.35% of net assets up to $250 million;
                                                     0.30% of next $250 million of net assets;
                                                     0.25% of net assets in excess of $500 million

The Taxable Fixed Income Fund                        0.30% of net assets up to $500 million;
                                                     0.25% of net assets in excess of $500 million

The First Lexington Balanced Fund                    0.40% of net assets up to $250 million;
                                                     0.35% of next $250 million of net assets;
                                                     0.30% of net assets in excess of $500 million

The Taxable Money Market Fund                        0.07% of net assets up to $1 billion;
                                                     0.05% of net assets in escess of $1 billion

The Tax-Free Money Market Fund                       0.07% of net assets up to $1 billion;
                                                     0.05% of net assets in excess of $1 billion

Unified, as administrator, receives an annual fee, payable monthly by each Portfolio. The fee is equal to 0.435% of the Portfolio's average net assets for all the Portfolios, except The First Lexington Balanced Fund, The Taxable Money Market Fund and The Tax-Free Money Market Fund for which the fee is equal to 0.185% of the Portfolio's average net assets.

Under a Distribution Plan adopted with respect to each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor an annual fee, payable monthly, of up to 0.10 % of the respective Portfolio's average daily net assets

The Trust has adopted a Shareholder Services Plan (with respect to each Portfolio) in which financial institutions may enter into shareholder services agreement with the Trust to provide administrative support services to the Portfolios. In return for these services, a financial institution may receive payments from each Portfolio at a rate not exceeding 0.15% of the Portfolio's average net assets owned beneficially by the institution's clients.

The receivable from the Adviser for The First Lexington Balanced Fund is composed of $1,060 of expenses that were incurred since the fund commenced investing in accordance with its objective on March 13, 1997. This is the necessary reimbursement to maintain a 1% expense ratio for the fund. The receivable from the Adviser for the remaining funds were incurred from February 1, 1997 through March 31, 1997. These reimbursements were necessary to maintain the appropriate expense ratios.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Acts of 1940.

Certain Trustees and officers of the Trust are "affiliated persons" (as defined in the Act) of the Vintage Funds. Each "non-affiliated" Trustee is entitled to receive a quarterly Board of Trustees meeting fee of $2,400 and $400 per additional meeting attended, plus expenses for services relating to the Trust.


Note 4- Securities Transactions

For the six months ending March 31, 1997, purchases and sales of investment securities, excluding short-term investments were as follows:

                                   Purchases             Sales
                                   ---------             -----
The Starwood Strategic Fund       $  546,117        $  444,104
The Aggressive Growth Fund            57,276           195,000
The Laidlaw Fund                        ----           427,092
The Asset Allocation Fund             71,440           133,500
The First Lexington Balanced Fund    179,500              ----
The Taxable Fixed Income Fund           ----              ----


Note 5- Subsequent Events

On December 20, 1996, The Fiduciary Value Fund changed its name to The Laidlaw Fund and acquired the assets of The Laidlaw Covenant Fund. The acquisition consisted of the transfer of all assets and liabilities of The Laidlaw Covenant Fund in exchange for shares of the Fiduciary Value Fund and the distribution of such shares to the shareholders of The Laidlaw Covenant Fund in liquidation of The Laidlaw Covenant Fund.

On February 1, 1997, The Municipal Fixed Income Fund changed its name to The First Lexington Balanced Fund. On March 6, 1997, The First Lexington Balanced Fund exercised a 1 for 20 reverse stock split.




SHAREHOLDER CONSENTS
--------------------

On December 19, 1996, all of the 28,669.815 outstanding shares of The Fiduciary Value Fund authorized the following changes, effective December 20, 1996:

     1) The stated intention of the sub-adviser to invest in socially conscious companies was approved.

     2) The sub-adviser was authorized to enter into a consulting agreement with Laidlaw Holdings Asset Management, Inc. to assist the sub-adviser in the selection of socially conscious companies.

     3)   The name of the fund was changed to The Laidlaw Fund.

These changes related to the merger of The Laidlaw Covenant Fund and The Fiduciary Value Fund.

On January 15, 1997, all of the 23,444.155 outstanding shares of The Municipal Fixed Income Fund authorized the following changes, effective February 1, 1997:

          1) The investment objective of the fund was changed to long term growth of capital and current income.

          2) The fund was authorized to seek to achieve this objective by investing principally in a diversified portfolio of other no load mutual funds selected from six major financial asset classes.

          3) The fund's fundamental policy requiring that at least 80% of the fund's income from investments be exempt from federal regular income tax or at least 80% of the fund's net assets be invested in obligations exempt from federal regular income tax was eliminated.

          4) The name of the fund was changed to The First Lexington Balanced Fund.